Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 567,798	$ 732,371	$ 1,850,488
Accounts receivable	530,471
Due from related parties			57,131
Inventories	899,783	710,844	972,048
Prepaid rent - related party	67,292
Prepaid expenses and other assets	14,245	433	2,250
Total Current Assets	2,079,589	1,443,648	2,881,917
LONG-TERM ASSETS:
Inventories, net of current portion	9,703,596	7,508,030	7,533,189
Property and Equipment, net	838,002	784,222	771,237
Land use rights and yew forest assets, net	15,034,720	15,166,197	9,485,786
Total Long-term Assets	25,576,318	23,458,449	17,790,212
Total Assets	27,655,907	24,902,097	20,672,129
CURRENT LIABILITIES:
Accounts payable	915,792	1,360,611	1,810,092
Advances from customers			322,151
Accrued expenses and other payables	49,939	119,901	55,604
Taxes payable	11,303	500	7,112
Refundable common stock subscription		950,000	950,000
Due to related parties	56,098	266,488	141,276
Total Current Liabilities	1,033,132	2,697,500	3,286,235
Total Liabilities	1,033,132	2,697,500	3,286,235
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Common stock ($0.001 par value; 50,000,000 shares authorized; 50,000,000 and 40,500,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively)	50,000	40,500	40,500
Additional paid-in capital	8,149,470	7,208,970	7,208,970
Retained earnings	14,465,223	11,469,172	7,849,160
Statutory reserves	2,049,906	1,686,087	1,265,788
Accumulated other comprehensive income — foreign currency translation adjustment	1,908,176	1,799,868	1,021,476
Total Shareholders’ Equity	26,622,775	22,204,597	17,385,894
Total Liabilities and Shareholders’ Equity	$ 27,655,907	$ 24,902,097	$ 20,672,129